Share capital and other reserves - Capital increases (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of year, shares	65,897,071
Share capital	€ 293,937		€ 293,937
Share premium	€ 2,736,994		2,736,994
Exercise of warrant/ subscription rights		€ 1,770
Average exercise price warrants		€ 28.75
Balance at end of year, shares	65,897,071	65,897,071
Par value of shares	€ 5.41
Share capital.
Disclosure of classes of share capital [line items]
Share capital	€ 293,937	€ 293,937	293,937
Exercise of warrant/ subscription rights		333
Share premium account
Disclosure of classes of share capital [line items]
Share premium	2,736,994	2,736,994	2,736,994
Exercise of warrant/ subscription rights		1,437
Share capital and share premium
Disclosure of classes of share capital [line items]
Share Capital and Share Premium	€ 3,030,932	€ 3,030,932	€ 3,030,932